Intangible assets, net - Schedule of intangible assets, net (Parenthetical) (Detail) - Agency contract rights [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Agency contract right acquired	¥ 24,485,849	¥ 28,301,887
Agency contract right acquired, weighted average amortization period	2 years 1 month 6 days	2 years